Operations	12 Months Ended
Dec. 31, 2024
Disclosure of joint operations [abstract]
Operations	Operations
StoneCo Ltd. (“StoneCo” or the “Company”), is a Cayman Islands exempted company with limited liability, incorporated on March 11, 2014. The registered office of the Company is located at 4th Floor, Harbour Place, 103 South Church Street, P.O. Box 10240, Grand Cayman E9, KY1-1002.
HR Holdings LLC owns 34.12% of the Company's voting shares. HR Holding LLC's ultimate parent is the VCK Investment Fund Limited SAC A, an investment fund owned by the co-founder of the Company, Mr. Andre Street.
The Company’s shares are publicly traded on Nasdaq under the ticker symbol STNE and its Brazilian Depositary Receipts (“BDRs”) representing the underlying Company’s shares are traded on the Brazilian stock exchange (B3) under the ticker symbol STOC31. In December 2024, the Company decided to discontinue the sponsored BDR program and initiated the procedures to cancel such program. The BDRs under the Sponsored BDR program ceased to be traded on the Brazilian stock exchange on March 14, 2025.
The Company and its subsidiaries (collectively, the “Group”) provide financial services and software solutions to clients across in-store, mobile and online device platforms helping them to better manage their businesses by increasing the productivity of their sales initiatives.
The consolidated financial statements of the Group were approved for issue by the Audit Committee on March 17, 2025.
1.1.    Reclassification of items included on financial liabilities
Considering that the Group is diversifying its sources of funding in the different markets (retail, banking, capital markets, institutional and other) in these financial statements a revised classification of deposits and debt instruments has been adopted. The comparative balances as of December 31, 2023 have been retroactively reclassified following the new criteria.
The table below presents the effects of reclassified items on Statement of financial position as of December 31, 2023:

Previous items	December 31, 2023 (before reclassification)	Reclassification	Current items	December 31, 2023 (after reclassification)
Liabilities
Current liabilities
Borrowing and financing	1,374,766	(899,447)	Institutional deposits and marketable debts securities	475,319
Obligations to FIDC quotas holders	505,231	899,447	Other debt instruments	1,404,678
Total current liabilities	1,879,997	—		1,879,997

Non-current liabilities
Borrowing and financing	3,639,215	(143,456)	Institutional deposits and marketable debts securities	3,495,759
Obligations to FIDC quotas holders	-	143,456	Other debt instruments	143,456
Total non-current liabilities	3,639,215	—		3,639,215
The tables below presents the effects of reclassified items on Statement of cash flows in 2023 and 2022:

Previous items	2023 (before reclassification)	Reclassification	Current items	2023 (after reclassification)
Financing activities
Proceeds from borrowings	5,181,619	(3,573,457)	Proceeds from institutional deposits and marketable debt securities	1,608,162
Payment of borrowings	(4,489,681)	4,414,677	Payment of institutional deposits and marketable debt securities	(75,004)
Proceeds from FIDC quota holders	564,752	3,573,457	Proceeds from other debt instruments, except lease	4,138,209
Payment to FIDC quota holders	(1,032,503)	(4,414,677)	Payment to other debt instruments, except lease	(5,447,180)
	224,187	—		224,187

Previous items	2022 (before reclassification)	Reclassification	Current items	2022 (after reclassification)
Financing activities
Proceeds from borrowings	3,499,986	(3,499,986)	Proceeds from institutional deposits and marketable debt securities	—
Payment of borrowings	(5,009,769)	4,605,452	Payment of institutional deposits and marketable debt securities	(404,317)
Proceeds from FIDC quota holders	—	3,499,986	Proceeds from other debt instruments, except lease	3,499,986
Payment to FIDC quota holders	(1,250,000)	(4,605,452)	Payment to other debt instruments, except lease	(5,855,452)
	(2,759,783)	—		(2,759,783)